Our Significant Accounting Policies (Policies)	12 Months Ended
Dec. 28, 2024
Accounting Policies [Abstract]
Revenue [Policy Text Block]
Revenue Recognition
We recognize revenue when our performance obligation is satisfied. Our primary performance obligation (the distribution and sales of beverage and convenient food products) is satisfied upon the shipment or delivery of products to our customers, which is also when control is transferred. Merchandising activities are performed after a customer obtains control of the product, are accounted for as fulfillment of our performance obligation to ship or deliver product to our customers and are recorded in selling, general and administrative expenses. Merchandising activities are immaterial in the context of our contracts. In addition, we exclude from net revenue all sales, use, value-added and certain excise taxes assessed by government authorities on revenue producing transactions.
The transfer of control of products to our customers is typically based on written sales terms that generally do not allow for a right of return, except in the instance of a product recall or other limited circumstances that may allow for product returns. Our policy for DSD, including certain chilled products, is to remove and replace damaged and out-of-date products from store shelves to ensure that consumers receive the product quality and freshness they expect. Similarly, our policy for certain warehouse-distributed products is to replace damaged and out-of-date products. As a result, we record reserves, based on estimates, for product recall, anticipated damaged and out-of-date products.
Our products are sold for cash or on credit terms. Our credit terms, which are established in accordance with local and industry practices, typically require payment within 30 days of delivery in the United States, and generally within 30 to 90 days internationally, and may allow discounts for early payment.
We estimate and reserve for our expected credit loss exposure based on our experience with past due accounts and collectibility, write-off history, the aging of accounts receivable, our analysis of customer data, and forward-looking information (including the expected impact of a high interest rate and inflationary cost environment), leveraging estimates of creditworthiness and projections of default and recovery rates for certain of our customers.
We are exposed to concentration of credit risk from our major customers, including Walmart. We have not experienced credit issues with these customers. In 2024, sales to Walmart and its affiliates (including Sam’s) represented approximately 14% of our consolidated net revenue, including concentrate sales to our independent bottlers, which were used in finished goods sold by them to Walmart.
Sales Incentives And Other Marketplace Spending, Policy [Policy Text Block]
Total Marketplace Spending
We offer sales incentives and discounts through various programs to customers and consumers. Total marketplace spending includes sales incentives, discounts, advertising and other marketing activities. Sales incentives and discounts are primarily accounted for as a reduction of revenue and include payments to customers for performing activities on our behalf, such as payments for in-store displays, payments to gain distribution of new products, payments for shelf space and discounts to promote lower retail prices. Sales incentives and discounts also include support provided to our independent bottlers through funding of advertising and other marketing activities.
A number of our sales incentives, such as bottler funding to independent bottlers and customer volume rebates, are based on annual targets, and accruals are established during the year, as products are delivered, for the expected payout, which may occur after year-end once reconciled and settled. These accruals are based on contract terms and our historical experience with similar programs and require management judgment with respect to estimating customer and consumer participation and performance levels. Differences between estimated expense and actual incentive costs are normally insignificant and are recognized in earnings in the period such differences are determined. In addition, certain advertising and marketing costs are also based on annual targets and recognized during the year as incurred.
The terms of most of our incentive arrangements do not exceed one year and, therefore, do not require highly uncertain long-term estimates. Certain arrangements, such as fountain pouring rights, may extend beyond one year. Upfront payments to customers under these arrangements are recognized over the shorter of the economic or contractual life, primarily as a reduction of revenue, and the remaining balances of $237 million as of December 28, 2024 and $228 million as of December 30, 2023 are included in prepaid expenses and other current assets and other assets on our balance sheet.
For interim reporting, our policy is to allocate our forecasted full-year sales incentives for most of our programs to each of our interim reporting periods in the same year that benefits from the programs. The allocation methodology is based on our forecasted sales incentives for the full year and the proportion of each interim period’s actual gross revenue or volume, as applicable, to our forecasted annual gross revenue or volume, as applicable. Based on our review of the forecasts at each interim period, any changes in estimates and the related allocation of sales incentives are recognized beginning in the interim period that they are identified. In addition, we apply a similar allocation methodology for interim reporting purposes for certain advertising and other marketing activities. Our annual consolidated financial statements are not impacted by this interim allocation methodology.
Advertising and other marketing activities, reported as selling, general and administrative expenses, totaled $5.9 billion in 2024, $5.7 billion in 2023 and $5.2 billion in 2022, including advertising expenses of $3.9 billion in 2024, $3.8 billion in 2023 and $3.5 billion in 2022. Deferred advertising costs are not expensed until the year first used and consist of:
•media and personal service prepayments;
•promotional materials in inventory; and
•production costs of future media advertising.
Deferred advertising costs of $58 million and $67 million as of December 28, 2024 and December 30, 2023, respectively, are classified as prepaid expenses and other current assets on our balance sheet.

Selling, General and Administrative Expenses, Policy
Distribution Costs
Distribution costs, including the costs of shipping and handling activities, which include certain merchandising activities, are reported as selling, general and administrative expenses. Shipping and handling expenses were $16.0 billion in 2024, $15.4 billion in 2023 and $15.0 billion in 2022.

Internal Use Software, Policy [Policy Text Block]
Software Costs
We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed and it is probable that the software will be used as intended. Capitalized software costs include (1) external direct costs of materials and services utilized in developing or obtaining computer software, (2) compensation and related benefits for employees who are directly associated with the software projects and (3) interest costs incurred while developing internal-use computer software. Capitalized software costs are included in property, plant and equipment on our balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of the software, which approximate five to 10 years. Software amortization totaled $199 million in 2024, $159 million in 2023 and $123 million in 2022. Net capitalized software and development costs were $1.5 billion and $1.4 billion as of December 28, 2024 and December 30, 2023, respectively.

Commitments and Contingencies, Policy [Policy Text Block]
Commitments and Contingencies
We are subject to various claims and contingencies related to lawsuits, certain taxes and environmental matters, as well as commitments under contractual and other commercial obligations. We recognize liabilities for contingencies and commitments when a loss is probable and estimable.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
We engage in a variety of research and development activities and continue to invest to accelerate growth and to drive innovation globally. Consumer research is excluded from research and development costs and included in other marketing costs. Research and development costs were $813 million, $804 million and $771 million in 2024, 2023 and 2022, respectively, and are reported within selling, general and administrative expenses.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets
Indefinite-lived intangible assets and goodwill are not amortized and, as a result, are assessed for impairment at least annually, using either a qualitative or quantitative approach. We perform this annual assessment during our third quarter, or more frequently if circumstances indicate that the carrying value may not be recoverable. Where we use the qualitative assessment, first we determine if, based on qualitative factors, it is more likely than not that an impairment exists. Factors considered include macroeconomic conditions (including those related to volatile geopolitical conditions and a high interest rate and inflationary cost environment), industry and competitive conditions, legal and regulatory environment, historical financial performance and significant changes in the brand or reporting unit. If the qualitative assessment indicates that it is more likely than not that an impairment exists, then a quantitative assessment is performed.
In the quantitative assessment for indefinite-lived intangible assets and goodwill, an assessment is performed to determine the fair value of the indefinite-lived intangible asset and the reporting unit, respectively. Estimated fair value is determined using discounted cash flows and requires an analysis of several estimates including future cash flows or income consistent with management’s strategic business plans, annual sales growth rates, perpetuity growth assumptions and the selection of assumptions underlying a discount rate (weighted-average cost of capital) based on market data available at the time. Significant management judgment is necessary to estimate the impact of competitive operating, macroeconomic and other factors (including those related to volatile geopolitical conditions and a high interest rate and inflationary cost environment) to estimate future levels of sales, operating profit or cash flows. All assumptions used in our impairment evaluations for indefinite-lived intangible assets and goodwill, such as forecasted growth rates (including perpetuity growth assumptions) and weighted-average cost of capital, are based on the best available market information and are consistent with our internal forecasts and operating plans. A deterioration in these assumptions could adversely impact our results.
Amortizable intangible assets are only evaluated for impairment upon a significant change in the operating or macroeconomic environment. If an evaluation of the undiscounted future cash flows indicates impairment, the asset is written down to its estimated fair value, which is based on its discounted future cash flows.
See Note 4 for further information.
Other Significant Accounting Policies [Policy Text Block]
Other Significant Accounting Policies
Our other significant accounting policies are disclosed as follows:
•Basis of Presentation – Note 1 includes a description of our policies regarding use of estimates, basis of presentation and consolidation.
•Income Taxes – Note 5.
•Share-Based Compensation – Note 6.
•Pension, Retiree Medical and Savings Plans – Note 7.
•Financial Instruments – Note 9.
•Leases – Note 12.
•Supply Chain Financing Arrangements – Note 14.
•Cash Equivalents – Cash equivalents are highly liquid investments with original maturities of three months or less.
•Inventories – Inventories are valued at the lower of cost or net realizable value. Cost is determined using the average; first-in, first-out (FIFO); or, in limited instances, last-in, first-out (LIFO) methods. For inventories valued under the LIFO method, the differences between the LIFO and FIFO methods of valuing inventories are not material.
•Property, Plant and Equipment – Note 15. Property, plant and equipment is recorded at historical cost. Depreciation is recognized on a straight-line basis over an asset’s estimated useful life. Construction in progress is not depreciated until ready for service.
•Translation of Financial Statements of Foreign Subsidiaries – Financial statements of foreign subsidiaries are translated into U.S. dollars using period-end exchange rates for assets and liabilities and average exchange rates for revenues and expenses. Adjustments resulting from translating net assets are reported as a separate component of accumulated other comprehensive loss within common shareholders’ equity as currency translation adjustment.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements
Adopted
In November 2023, the Financial Accounting Standards Board (FASB) issued guidance to enhance disclosure of expenses of a public entity’s reportable segments. The new guidance requires a public entity to disclose on an annual and interim basis: (1) significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, (2) an amount for other segment items (the difference between segment revenue less the significant expenses disclosed under the significant expense principle and each reported measure of segment profit or loss), including a description of its composition, and (3) information about a reportable segment’s: (a) profit or loss, and (b) assets, if provided to CODM, and on an annual basis, the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and how to allocate resources. The new guidance also clarifies that if the CODM uses more than one measure of a segment’s profit or loss, one or more of those measures may be reported and requires that a public entity that has a single reportable segment provide all the disclosures required by the amendments in the guidance and all existing segment disclosures. We adopted the guidance in our 2024 annual reporting, on a retrospective basis. See Note 1 for further information.
In September 2022, the FASB issued guidance to enhance the transparency of supplier finance programs to allow financial statement users to understand the effect on working capital, liquidity and cash flows. The new guidance requires disclosure of key terms of the program, including a description of the payment terms, payment timing and assets pledged as security or other forms of guarantees provided to the finance provider or intermediary. Other requirements include the disclosure of the amount that remains unpaid as of the end of the reporting period, a description of where these obligations are presented in the balance sheet and a rollforward of the obligation during the annual period. We adopted the guidance in the first quarter of 2023, except for the rollforward, which we adopted in our 2024 annual reporting, on a prospective basis. See Note 14 for further information.
Not Yet Adopted
In November 2024, the FASB issued guidance to improve the disclosure of expenses in commonly presented expense captions. The new guidance requires a public entity to provide tabular disclosure, on an annual and interim basis, of amounts for the following expense categories: (1) purchases of inventory, (2) employee compensation, (3) depreciation and (4) intangible asset amortization, as included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement that contains any of the expense categories noted. Additionally, on an annual and interim basis, a qualitative description is required for amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. The guidance also requires certain amounts that are currently required to be disclosed to be included in the same tabular disclosure as these disaggregation requirements. Furthermore, on an annual and interim basis, a public entity is required to separately disclose selling expenses and annually, disclose a description of the selling expenses. The guidance is effective for 2027 annual reporting, and in the first quarter of 2028 for interim reporting, with early adoption permitted, to be applied on a prospective basis, with retrospective application permitted. We will adopt the guidance when it becomes effective, in our 2027 annual reporting and each quarter thereafter, on a prospective basis.
In December 2023, the FASB issued guidance to enhance transparency of income tax disclosures. On an annual basis, the new guidance requires a public entity to disclose: (1) specific categories in the rate reconciliation, (2) additional information for reconciling items that are equal to or greater than 5% of the amount computed by multiplying income (or loss) from continuing operations before income tax expense (or benefit) by the applicable statutory income tax rate, (3) income taxes paid (net of refunds received)
disaggregated by federal (national), state, and foreign taxes, with foreign taxes disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than 5% of total income taxes paid, (4) income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign, and (5) income tax expense (or benefit) from continuing operations disaggregated between federal (national), state and foreign. The guidance is effective for fiscal year 2025 annual reporting, with early adoption permitted, to be applied on a prospective basis, with retrospective application permitted. We will adopt the guidance when it becomes effective, in our 2025 annual reporting, on a prospective basis.